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OPPENHEIMER
TREMONT MARKET
NEUTRAL FUND, LLC




                                                                       ANNUAL
                                                                       REPORT
                                                                  MARCH 31, 2003








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

TABLE OF CONTENTS
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MARCH 31, 2003 ANNUAL REPORT
OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC







Report of Independent Auditors                                               2
Statement of Assets, Liabilities and Members' Capital                        3
Schedule of Investments                                                      4
Statement of Operations                                                      6
Statement of Changes in Members' Capital                                     7
Statement of Cash Flows                                                      8
Notes to Financial Statements                                                9
Managers and Officers (unaudited)                                            14


                 1 Oppenheimer Tremont Market Neutral Fund, LLC

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------


To the Members and Board of Managers of
Oppenheimer Tremont Market Neutral Fund, LLC


We have audited the accompanying statement of assets, liabilities and members' capital of Oppenheimer Tremont Market Neutral Fund, LLC (the "Fund"), including the schedule of investments, as of March 31, 2003, and the related statements of operations and cash flows for the year then ended, and the statement of changes in members' capital for the year ended March 31, 2003 and for the period from January 2, 2002 (commencement of operations) to March 31, 2002. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2003, by correspondence with the custodian and the general partners/managing members of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Oppenheimer Tremont Market Neutral Fund, LLC at March 31, 2003, and the results of its operations and its cash flows for the year then ended and the changes in its members' capital for the year ended March 31, 2003 and for the period from January 2, 2002 (commencement of operations) to March 31, 2002, in conformity with accounting principles generally accepted in the United States.


                                                           /S/ ERNST & YOUNG LLP

New York, New York
May 16, 2003


                 2 Oppenheimer Tremont Market Neutral Fund, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC


ASSETS
                                                                                MARCH 31, 2003
                                                                          -----------------------
Investments in investment funds, at value (cost $34,142,200)                  $        36,246,640
Cash and cash equivalents (cost $4,365,034)                                             4,365,034
Receivable for investment funds sold                                                       47,079
Other Assets                                                                               21,906
                                                                          -----------------------
TOTAL ASSETS                                                                           40,680,659
                                                                          -----------------------

LIABILITIES

Payable for Member redemptions                                                            291,666
Management fee                                                                             65,019
Professional fees                                                                          42,744
Accounting and investor processing fees                                                    20,409
Administration fee                                                                         16,259
Investor servicing fees                                                                    15,226
Board of Managers' fees and expenses                                                        1,552
Miscellaneous                                                                              11,466
                                                                          -----------------------
TOTAL LIABILITIES                                                                         464,341
                                                                          -----------------------

MEMBERS' CAPITAL                                                              $        40,216,318
                                                                          =======================

MEMBERS' CAPITAL
Represented by:
Net capital contributions                                                     $        38,111,878
Net unrealized appreciation on investments                                              2,104,440
                                                                          -----------------------
TOTAL MEMBERS' CAPITAL                                                        $        40,216,318
                                                                          =======================


The accompanying notes are an integral part of these financial statements.


                 3 Oppenheimer Tremont Market Neutral Fund, LLC

SCHEDULE OF INVESTMENTS, MARCH 31, 2003
--------------------------------------------------------------------------------

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC


                                                                           % of      % of
                                                                        Investment  Members'
Description                                     Cost          Value     Fund Held   Capital       Liquidity*
-----------                                     ----          -----     ----------  --------      ----------
Investment Funds

CONVERTIBLE ARBITRAGE
Advent Convertible Arbitrage Fund, L.P.     $ 1,845,000    $ 2,202,963     1.86%        5.5%      Quarterly
Forest Fulcrum Fund, L.P.                     1,245,000      1,391,134     1.81         3.5       Monthly
Sage Capital, L.P.                            1,245,000      1,415,197     1.49         3.5       Quarterly
                                            --------------------------          -----------
TOTAL CONVERTIBLE ARBITRAGE                   4,335,000      5,009,294                 12.5

EQUITY MARKET NEUTRAL
AQR Global Stock Selection
   Institutional Fund, L.P.                   1,870,366      1,983,259     8.70         4.9       Quarterly
Jemmco Partners, L.P.                         2,295,000      2,310,696     1.55         5.7       Quarterly
Twin Momentum Partners, L.P.                    221,250        242,369     2.78         0.6       Quarterly
Twin Saje, L.P.                               1,253,750      1,266,602     3.55         3.2       Quarterly
                                            --------------------------          -----------
TOTAL EQUITY MARKET NEUTRAL                   5,640,366      5,802,926                 14.4

EVENT DRIVEN
Brencourt Arbitrage, L.P.                     1,430,000      1,436,746     0.97         3.6       Quarterly
Halcyon Event Driven Strategies Fund, L.L.C.  1,743,000      1,765,635     2.75         4.4       Annually
ReCap Partners, L.P.                          2,236,623      2,290,586     5.81         5.7       Quarterly
                                            --------------------------          -----------
TOTAL EVENT DRIVEN                            5,409,623      5,492,967                 13.7

FIXED INCOME ARBITRAGE
Clinton Arbitrage Fund, L.P.                  2,232,212      2,351,943     0.58         5.8       Monthly
Oak Hill CCF Partners, L.P.                   2,596,990      2,884,971     0.35         7.2       Monthly
FFTW Diversified Alpha Fund, Ltd.             2,400,000      2,417,753     1.34         6.0       Monthly
                                            --------------------------          -----------
FIXED INCOME ARBITRAGE                        7,229,202      7,654,667                 19.0

GLOBAL MACRO
Vega Global Fund Limited
                                             $2,667,100    $ 2,713,953     0.34        6.70       Monthly

LONG/SHORT EQUITY
Clairborne Capital Partners
   Institutional, L.P.                        1,355,700      1,388,184     1.23         3.5       Quarterly
Pan Capital, L.L.C.                           1,850,086      1,825,440     1.74         4.5       Annually
                                            --------------------------          -----------
TOTAL LONG/SHORT EQUITY                       3,205,786      3,213,624                  8.0


The accompanying notes are an integral part of these financial statements.


                 4 Oppenheimer Tremont Market Neutral Fund, LLC

SCHEDULE OF INVESTMENTS, MARCH 31, 2003   CONTINUED
--------------------------------------------------------------------------------



                                                                           % of      % of
                                                                        Investment  Members'
Description                                     Cost          Value     Fund Held   Capital       Liquidity*
-----------                                     ----          -----     --------    --------      ----------
Investment Funds (continued)

MULTI-STRATEGY
Amaranth Partners, L.L.C.                     2,116,500      2,492,667     0.53        6.2        Quarterly
Canyon Value Realization Fund, L.P.           1,794,623      2,022,389     0.40        5.0        Annually
Libertyview Fund, L.L.C.                      1,744,000      1,844,153     6.32        4.6        Monthly
                                         -----------------------------          ----------
TOTAL MULTI-STRATEGY                          5,655,123      6,359,209                15.8
                                         -----------------------------          ----------

Total Investments in Investment Funds        34,142,200     36,246,640                90.1
Short-Term Investment
Provident Institutional Temp Fund
(4,365,034 shares)                            4,365,034      4,365,034                10.9
                                         -----------------------------          ----------

TOTAL INVESTMENTS IN INVESTMENT FUNDS
AND SHORT-TERM INVESTMENT                  $ 38,507,234     40,611,674               101.0
                                         ==============

LIABILITIES IN EXCESS OF OTHER ASSETS                         (395,356)              (1.0)
                                         -----------------------------          ----------

TOTAL MEMBERS' CAPITAL                                   $  40,216,318                100%
                                                       ===============          ==========

DETAILED INFORMATION ABOUT THE INVESTMENT FUNDS' PORTFOLIOS IS NOT AVAILABLE.
* AVAILABLE FREQUENCY OF REDEMPTIONS AFTER INITIAL LOCK-UP PERIOD.


The accompanying notes are an integral part of these financial statements.

                 5 Oppenheimer Tremont Market Neutral Fund, LLC

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC


INVESTMENT INCOME                                                   YEAR ENDED MARCH 31, 2003
                                                                   ---------------------------
     Dividends                                                             $          15,580
                                                                     -----------------------
EXPENSES
     Management fee                                                                  320,257
     Administration fee                                                               80,082
     Professional fees                                                                55,000
     Accounting and investor processing fees                                          53,647
     Investor servicing fees                                                          33,827
     Board of Managers' fees and expenses                                             26,492
     Insurance fees                                                                   22,246
     Custodian fees                                                                   11,940
     Miscellaneous                                                                    14,438
                                                                     -----------------------

TOTAL EXPENSES                                                                       617,929
                                                                     -----------------------

NET INVESTMENT LOSS                                                                (602,349)
                                                                     -----------------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net Realized loss on investments                                              (404,180)
     Net change in unrealized appreciation on investments                          1,727,790
                                                                     -----------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                    1,323,610
                                                                     -----------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                   $         721,261
                                                                     =======================


The accompanying notes are an integral part of these financial statements.

                 6 Oppenheimer Tremont Market Netrual Fund, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC


                                                   SPECIAL ADVISORY
                                                       ACCOUNT              MEMBERS        TOTAL
                                                ----------------------------------------------------
MEMBERS' CAPITAL, JANUARY 2, 2002
     (COMMENCEMENT OF OPERATIONS)
                                                    $       --            $  100,000    $  100,000 *
FROM OPERATIONS

Net investment loss                                         --             (142,322)     (142,322)
Net change in unrealized appreciation
     on investments                                         --               376,650       376,650
                                                ----------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
FROM OPERATIONS                                             --               234,328       234,328

FROM MEMBERS' CAPITAL TRANSACTIONS
Proceeds from Member subscriptions                          --            24,840,499    24,840,499**
                                                ----------------------------------------------------

MEMBERS' CAPITAL, MARCH 31, 2002                    $       --           $25,174,827   $25,174,827
                                                =====================================================

FROM OPERATIONS

Net investment loss                                         --             (602,349)     (602,349)

Net realized loss on investments                            --             (404,180)     (404,180)
Net change in unrealized appreciation
   on investments                                           --             1,727,790     1,727,790

Reallocation of incentive allocation                       157                 (157)            --
                                                --------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
   FROM OPERATIONS                                         157               721,104       721,261

FROM MEMBERS' CAPITAL TRANSACTIONS
Proceeds from Member subscriptions***                       --            14,614,842    14,614,842

Payments for Member redemptions                             --             (294,612)     (294,612)
                                                --------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                      --            14,320,230    14,320,230

MEMBERS' CAPITAL, MARCH 31, 2003                    $      157           $40,216,161   $40,216,318
                                                ==================================================

* The Fund was initially capitalized with $100,000 of capital on November 14, 2001.
**  Net of offering costs of $311,650
*** Including redemption fees received of $2,946 during the year ended March 31, 2003.

The accompanying notes are an integral part of these financial statements.


                 7 Oppenheimer Tremont Market Neutral Fund, LLC

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC


CASH FLOWS FROM OPERATING ACTIVITIES                                                       YEAR ENDED
                                                                                         MARCH 31, 2003
                                                                                    ---------------------
Net increase in members' capital derived from operations                                $     721,261
Adjustments to reconcile net increase in members' capital derived from operations to net cash used in operating activities:
     Net realized loss on investments                                                         404,180
     Net change in unrealized appreciation on investments                                 (1,727,790)
     Purchases of investments                                                            (17,204,700)
     Sales of investments                                                                   7,558,320
     Increase in receivable for investment funds sold                                        (47,079)
     Increase in other assets                                                                (11,494)
     Increase in payable for Member redemptions                                               291,666
     Increase in management fee payable                                                        23,117
     Increase in professional fees payable                                                     12,744
     Increase in accounting and investor processing fees payable                               14,339
     Increase in administration fee payable                                                     5,781
     Increase in investor servicing fees payable                                               15,226
     Decrease in Board of Managers' fees and expenses payable                                   (123)
     Decrease in offering costs payable                                                      (18,476)
     Increase in miscellaneous fees payable                                                       192
                                                                                    -----------------
     Net cash used in operating activities                                                (9,962,836)

CASH FLOWS FROM FINANCING ACTIVITIES
     Proceeds from Member subscriptions                                                    14,614,842
     Payments for Member redemptions                                                        (294,612)
                                                                                    -----------------
Net cash provided by financing activities                                                  14,320,230


Net increase in cash and cash equivalents                                                   4,357,394
Cash and cash equivalents at beginning of period                                                7,640
                                                                                    -----------------
Cash and cash equivalents at end of period                                             $    4,365,034
                                                                                    =================


The accompanying notes are an integral part of these financial statements.


                 8 Oppenheimer Tremont Market Neutral Fund, LLC

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2003
--------------------------------------------------------------------------------

OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

1.   ORGANIZATION
     Oppenheimer Tremont Market Neutral Fund, LLC (the "Fund") was organized as a Delaware limited liability company on October 3, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund's investment objective is to seek long-term capital appreciation consistent with preservation of capital while attempting to generate positive returns over various market cycles. The Fund will pursue this objective by investing primarily in private investment partnerships and similar investment vehicles ("Investment Funds") that are managed by a select group of alternative asset managers that employ various "market neutral" investment strategies. These strategies encompass a broad range of investment programs that historically have exhibited a low correlation to the general performance of equity, debt and other markets. The Fund commenced operations on January 2, 2002.

     OppenheimerFunds, Inc. (the "Adviser"), serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Fund's Board of Managers ("the Board"), pursuant to the terms of the investment advisory agreement with the Fund (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program. The Adviser is authorized, subject to the approval of the Board and Members, to retain one of its affiliates to provide any or all of the investment advisory services required to be provided to the Fund or to assist the Adviser in providing these services.

     Tremont Partners, Inc. (the "Investment Manager"), an affiliate of the Adviser, has been retained to serve as the Fund's Investment Manager and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Adviser.

     The Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company ultimately controlled by Massachusetts Mutual Life Insurance Company. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Generally, initial and additional applications for interests ("Interests") by eligible investors may be accepted as of the first day of each month based on the Fund's net asset value. The Fund reserves the right to reject any applications for Interests in the Fund.

     The Fund from time to time may offer to repurchase outstanding Interests based on the Fund's net asset value pursuant to written tenders from Members. Repurchases will be made at such times and on such terms as may be determined by the Board, in its sole discretion and will be offers to repurchase a specified dollar amount of outstanding Interests. The Fund offered to repurchase Interests as of December 31, 2002 and March 31, 2003, and will offer thereafter, twice each year, as of the last business day of March and September. A redemption fee payable to the Fund of 1.00% of the net asset value of an Interest (or portion of an Interest) repurchased by the Fund will apply if the Interest is repurchased less than one year after the Member's initial investment in the Fund. The Fund will generally pay the value of the Interests or portions thereof repurchased approximately one month after the value of Interests to be repurchased is determined. If the entire Interest of a Member is repurchased, the Member will receive an initial payment equal to 95% of the estimated value of the Interest and the balance due will be determined and paid promptly after completion of the year end audit of the Fund. A Member's Interest in the Fund can only be transferred or assigned with the written consent of the Board, which may be withheld in its sole and absolute discretion.


                 9 Oppenheimer Tremont Market Neutral Fund, LLC

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America, which require the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Such policies are consistently followed by the Fund in preparation of its financial statements. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     A.  PORTFOLIO VALUATION
     The net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to the Board's supervision.

     B.  INCOME RECOGNITION AND EXPENSES
     Dividend income is recorded on the ex-dividend date. The change in an Investment Fund's net asset value is included in net change in unrealized appreciation/depreciation on investments on the statement of operations. Distributions received from Investment Funds, whether in the form of cash or securities, are applied as a reduction of the Investment Fund's cost. Realized gains or losses on withdrawals from Investment Funds are recognized on a cost recovery basis.

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board. Ongoing offering costs are charged to paid in capital as incurred.

     The Adviser assumed all offering costs associated with the initial registration and offering of Interests by way of a special allocation of such costs directly to the capital account of the Adviser. In addition, the Adviser assumed all organizational expenses directly at the time of the seeding of the Fund.

     Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account, as defined) as of the last day of each fiscal period in accordance with the Members' respective investment percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period, before giving effect to any repurchases by the Fund of Interests or portions of Interests.


                10 Oppenheimer Tremont Market Neutral Fund, LLC

     C.  INCOME TAXES
     No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     At March 31, 2003, the Fund reclassified $602,349 and $404,180 from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions. This reclassification was to reflect, as an adjustment to net capital contributions, the amounts of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

     D.  CASH AND CASH EQUIVALENTS
     Cash and cash equivalents consist of monies invested in money market funds sponsored by BlackRock Institutional Management Corporation, an affiliate of PNC Bank, N.A., and are accounted for at net asset value. Dividends receivable from such funds are included in other assets on the statement of assets, liabilities and members' capital. The Fund treats all financial instruments that mature within three months as cash equivalents.

     E.  RECLASSIFICATIONS
     Certain of the amounts presented in the statement of changes in members' capital for the period ended March 31, 2002 have been reclassified to conform to the current year's presentation.

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER The Adviser provides certain management and administrative services to the Fund. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") computed at an annual rate of 1.00% of the Fund's net assets determined as of the last day of the month (before any repurchases of Interests or Incentive Allocation). The Adviser pays 50% of its fee to the Investment Manager. In consideration for such administration services, the Fund pays the Adviser a monthly administration fee (the "Administration Fee") computed at an annual rate of 0.25% of the Fund's net assets determined as of the last day of the month (before any repurchases of Interests or Incentive Allocation and the Management Fee). At March 31, 2003, $65,019 and $16,259 of the Management Fee and Administration Fee, respectively, were payable to the Adviser. For the year ended March 31, 2003, the Management Fee and Administration Fee incurred by the Fund were $320,257 and $80,082, respectively.

     The Investment Manager has been designated by the Adviser as the special advisory member (the "Special Advisory Member") and is entitled to receive a performance-based allocation (the "Incentive Allocation") equal to 5% of net profits, if any, in excess of the preferred return (the "Preferred Return"). The Preferred Return is an amount determined by applying an annual percentage rate equal to the 2-year Treasury constant maturity rate to the capital account balance of each Member as of the beginning of the fiscal period. For the three months ended March 31, 2003, the Preferred Return was 1.61%. For the calendar year ended December 31, 2002, the Preferred Return was 3.07%. The Incentive Allocation will apply only to net profits for the applicable calendar year that exceed both: (i) the Preferred Return for the fiscal period; and (ii) any balance in a "Loss Recovery Account," as defined in the Fund's registration statement, established for each Member. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Special Advisory Member. The Incentive Allocation will be debited from each Member's capital account and credited to the Special Advisory Account. Generally, the Incentive Allocation will be made as of the end of each calendar year and upon the repurchase of any Member's Interest (or portion thereof). The Special Advisory Member may withdraw any Incentive Allocation credited to the Special Advisory Account at any time following the date on which the Incentive Allocation is made. For the calendar year ended December 31, 2002, the Special Advisory Member voluntarily waived the Incentive Allocation earned of $1,107. If the Members' measurement period for Incentive Allocation closed at


                11 Oppenheimer Tremont Market Neutral Fund, LLC

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)
     March 31, 2003, Incentive Allocation reallocable to the Special Advisory Member would have been $18,873 based on the performance of the Fund during the period from January 1, 2003 to March 31, 2003. For the period from January 1, 2003 to March 31, 2003, $157 of Incentive Allocation was earned by the Special Advisory Member due to a Member redemption.

     The Adviser's and Investment Manager's capital account balances at March 31, 2003 were $25,029,578 and $515,164, respectively. The Adviser's and Investment Manager's capital account balances at March 31, 2002 were $24,519,620 and $504,761, respectively.

     A majority of the Board is comprised of persons who are independent with respect to the Fund. Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer, plus a fee for each meeting attended. Additionally, these Board members are reimbursed by the Fund for all reasonable out of pocket expenses. Any Board member who is an employee of the Adviser, or one of its affiliates, does not receive an annual fee from the Fund.

     PFPC Trust Company (an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services for the Fund.

     PFPC Inc. ("PFPC") (also an affiliate of PNC Bank, N.A.) serves as accounting and investor processing agent to the Fund and in that capacity provides accounting, tax and Member related services. PFPC receives a monthly fee primarily based upon the average net assets of the Fund, subject to a minimum monthly fee. Additionally, the Fund reimburses all reasonable out of pocket expenses incurred by PFPC.

     Under the terms of an investor servicing agreement (the " Investor Servicing Agreement") between the Fund and OppenheimerFunds Distributor, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. Under the Investor Servicing Agreement, the Fund pays a fee to the Distributor to reimburse it for payments made to Investor Service Providers. This fee is paid quarterly and, with respect to each Investor Service Provider, shall not exceed the lesser of: (i) .50% (on an annualized basis) of the aggregate value of outstanding Interests held by investors that receive services from the Investor Service Provider, determined as of the last day of the calendar quarter (before any repurchases of Interests or Incentive Allocation and the Management Fee); or (ii) the Distributor's actual payments to the Investor Service Provider. The Distributor is entitled to reimbursement under the Investor Servicing Agreement for any payments it may make to any affiliated Investor Service Providers. At March 31, 2003, $15,226 was payable to the Distributor.

4.   INVESTMENTS IN INVESTMENT FUNDS
     At March 31, 2003, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.0% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the schedule of investments.

     For the year ended March 31, 2003, the aggregate cost of purchases and proceeds from sales of Investment Funds were $17,204,700 and $7,558,320, respectively.

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1. As of March 31, 2003, the cost of investments in


                12 Oppenheimer Tremont Market Neutral Fund, LLC

     Investment Funds for Federal income tax purposes was estimated to be $36,151,986. Accordingly, gross unrealized appreciation on investments was $786,736, gross unrealized depreciation on investments was $692,082, resulting in a net unrealized appreciation on investments of $94,654.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

6.   FINANCIAL HIGHLIGHTS
     The following represents the ratios to average members' capital and other supplemental information for the periods indicated:


                                                                          Period from
                                                                        January 2, 2002
                                                     Year ended        (commencement of
                                                   March 31, 2003         operations)
                                                                       to March 31, 2002

     TOTAL RETURN*                                     2.03%**               0.94%

     RATIOS TO AVERAGE MEMBERS' CAPITAL:
     NET INVESTMENT LOSS                               (1.91%)            (2.27%)***
     EXPENSES                                           1.96%              2.29%***

     PORTFOLIO TURNOVER****                              25%                  0%
     MEMBERS' CAPITAL, END OF PERIOD (000'S)           $40,216              $25,175

* Total return assumes a purchase of an interest in the Fund on the first day and a sale of that same interest on the last day of the period noted, after Incentive Allocation to the Special Advisory Member, if any, and does not reflect the deduction of sales loads, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
** If the Member's measurement period for Incentive Allocation closed on March 31, 2003, total return would have been 1.97%.
***  Annualized.
**** Represents the lesser of purchases or sales of investments in Investment
     Funds divided by the average value of investments in Investment Funds.


7.   SUBSEQUENT EVENTS
     Effective April 1, 2003 and May 1, 2003, the Fund received initial and additional contributions from Members of approximately $6,645,000 and $2,435,000, respectively.


                13 Oppenheimer Tremont Market Neutral Fund, LLC

MANAGERS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

The address of each Manager and Interested Manager in the charts below is 6803
S. Tucson Way, Centennial, CO 80112-3924. Each Manager serves for an indefinite term, until his resignation, retirement, death or removal.


------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY MANAGER; NUMBER
WITH FUND, LENGTH OF         OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY MANAGER
SERVICE, AGE
------------------------------------------------------------------------------------------------------------------------------------
Ronald J. Abdow,             President (since 1959) of Abdow Corporation (operator of restaurants); Trustee of the following real
Manager (since 2002)         estate businesses (owners and operators of restaurants): G&R Realty Co. Trust (since 1978), G&R Trust
Age: 71                      (since 1973), Abdow Partnership (since 1975), Auburn Associates (since 1983); Hazard Associates (since
                             1985); Chairman (since 1996) of Western Mass Development Corp. (non-profit development); Chairman of
                             American International College (non-profit college); Trustee (since 1993) of MML Series Investment Fund and Trustee (since 1994) of MassMutual Institutional Funds (MMIF) (open-end investment companies).
                             Oversees 9 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------------------------
Joseph M. Wikler,            Self-employed as an investment consultant; a director of Lakes Environmental Association (since 1996),
Manager (since 2002)         and Medintec (since 1992) and Cathco (since 1995) (medical device companies); and a member of the
Age: 62                      investment committee of the Associated Jewish Charities of Baltimore (since 1994); formerly a director of Fortis/Hartford mutual funds (1994 - December 2001). Oversees 7 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------------------------
Peter I. Wold,               President of Wold Properties, Inc. (an oil and gas exploration and production company); Vice President,
Manager (since 2002)         Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production); Vice
Age: 55                      President of Wold Talc Company, Inc. (talc mining); Managing Member, Hole-in-the-Wall Ranch (cattle ranching); formerly Director and Chairman of the Board, Denver Branch of the Federal Reserve Bank of
                             Kansas City (1993-1999) and Director of PacifiCorp. (1995 - 1999), an electric utility. Oversees 7 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED MANAGER
------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY MANAGER; NUMBER
WITH FUND, LENGTH OF         OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY MANAGER
SERVICE, AGE
------------------------------------------------------------------------------------------------------------------------------------
Eustis Walcott 1,            Principal with Ardsley Associates (since August 2000) (consulting firm); formerly Senior Vice
Manager (since 2002)         President, MassMutual Financial Group (May 1990 - July 2000). Trustee (since 2000) of Cornerstone Real
Age: 65                      Estate Advisors, MML Investors Services (since 2000), OFI Trust Company (since 2001) and the American
                             International College (since 1995). Oversees 7 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------
1 Eustis Walcott is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his former position as an officer of the Adviser's parent company.


                 14 Oppenheimer Tremont Market Neutral Fund, LLC

The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.


------------------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED MANAGER AND OFFICER
------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
WITH FUND, LENGTH OF         HELD BY MANAGER; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY
SERVICE, AGE                 MANAGER
------------------------------------------------------------------------------------------------------------------------------------
John V. Murphy 2,            Chairman, Chief Executive Officer and director (since June 2001) and Presiden (since September 2000) of
President, Manager and       the Adviser; President and a director or trustee of other Oppenheimer funds; President and a director
Chairman of the Board of     (since July 2001) of Oppenheimer Acquisition Corp. (the Adviser's parent holding company) and of
Managers                     Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Adviser); a director (since
(since 2002)                 November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Adviser); Chairman and a
Age: 53                      director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial Services, Inc.
                             (transfer agent subsidiaries of the Adviser); President and a director (since July 2001) of
                             OppenheimerFunds Legacy Program (a charitable trust program established by the Adviser); a director of the investment advisory subsidiaries of the Adviser: OFI Institutional Asset Management, Inc. and
                             Centennial Asset Management Corporation (since November 2001), HarbourView Asset Management Corporation
                             and OFI Private Investments, Inc. (since July 2001); President (since November 1, 2001) and a director
                             (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of
                             Trinity Investment Management Corp. and Tremont Advisers, Inc. (Investment advisory affiliates of the
                             Adviser); Executive Vice President (since February 1997) of Massachusetts Mutual Life Insurance Company
                             (the Adviser's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of David L. Babson & Company, Inc.); formerly, Chief Operating Officer
                             (September 2000-June 2001) of the Adviser; President and trustee (November 1999-November 2001) of MML
                             Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director
                             (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief Executive Officer and
                             director (September 1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                             1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald
                             Isle Bancorp). Oversees 74 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------
2 John V. Murphy is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Fund's Adviser, and as a shareholder of its parent company.


                 15 Oppenheimer Tremont Market Neutral Fund, LLC

The address of the Officers in the chart below is as follows: for Mr. Zack, 498 Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.


------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD
WITH FUND, LENGTH OF
SERVICE, AGE                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Brian W. Wixted,             Senior Vice President and Treasurer (since March 1999) of the Adviser; Treasurer (since March 1999) of
Treasurer, Principal         HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real Asset Management
Financial and Accounting     Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
Officer (since 2002)         Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and Oppenheimer Millennium
Age: 43                      Funds plc (since May 2000) and OFI Institutional Asset Management, Inc. (since November 2000);
                             Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Adviser); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and
                             OppenheimerFunds Legacy Program (since April 2000); formerly Principal and Chief Operating Officer
                             (March 1995-March 1999) of Bankers Trust Company-Mutual Fund Services Division. An officer of 90 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------------------------
Robert G. Zack,              Senior Vice President (since May 1985) and General Counsel (since February 2002) of the Adviser;
Secretary (since 2002)       General Counsel and a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Senior Vice
Age: 54                      President and General Counsel (since November 2001) of HarbourView Asset Management Corporation; Vice
                             President and a director (since November 2000) of Oppenheimer Partnership Holdings, Inc.; Senior Vice
                             President, General Counsel and a director (since November 2001) of Shareholder Services, Inc.,
                             Shareholder Financial Services, Inc., OFI Private Investments, Inc., OFI Trust Company and OFI
                             Institutional Asset Management, Inc.; General Counsel (since November 2001) of Centennial Asset
                             Management Corporation; a director (since November 2001) of Oppenheimer Real Asset Management, Inc.;
                             Assistant Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice
                             President (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since November 2001) of
                             Oppenheimer Acquisition Corp.; formerly Acting General Counsel (November 2001-February 2002) and
                             Associate General Counsel (May 1981-October 2001) of the Adviser; Assistant Secretary of Shareholder
                             Services, Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                             2001); OppenheimerFunds International Ltd. And Oppenheimer Millennium Funds plc (October 1997-November
                             2001). An officer of 90 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------------------------



THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S MANAGERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                 16 Oppenheimer Tremont Market Neutral Fund, LLC

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc. 498 Seventh Avenue, New York, NY 10018
(C)Copyright 2003, OppenheimerFunds Distributor, Inc. All rights reserved.
RA0371.001.0503   May 30, 2003

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